Options Granted at Price Greater than the Market Value (Details 1) (USD $)	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Stock Option and Purchase Plans
Shares	40,000	40,000	40,000
Exercise price	$ 38.71	$ 25.64	$ 26.53